Condensed Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Condensed Consolidated Statements Of Comprehensive Income [Abstract]
Cost of products sold, depreciation	$ 2.2	$ 2.1	$ 4.5	$ 4.1